LEASES - Components of rental expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASES
Short-term rental expense	¥ 20,379	¥ 35,707	¥ 114,723
Operating lease expense excluding short-term rental expense	¥ 194,742	¥ 250,043	¥ 170,022